Summary Of Significant Accounting Policies (Assets And Liabilities Of VIEs Established To Develop Real Estate For Rental And To Lease Software) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Variable Interest Entity [Line Items]
Current assets	¥ 4,711,931		¥ 4,770,297
Property, plant and equipment	9,806,356		9,900,640
Investments and other assets	4,871,412		4,994,659
Current liabilities	3,494,253		3,689,072
Long-term liabilities	5,847,717		5,895,592
Vies Established To Develop Real Estate For Rental
Variable Interest Entity [Line Items]
Current assets	15,644	[1],[2]	16,389	[3],[4]
Property, plant and equipment	201,735	[1],[2]	229,494	[3],[4]
Investments and other assets	5,935	[1],[2]	5,329	[3],[4]
Current liabilities	3,411	[1],[2]	27,076	[3],[4]
Long-term liabilities	121,321	[1],[2]	128,499	[3],[4]
Vies Established To Lease Software
Variable Interest Entity [Line Items]
Current assets	16		2,148
Property, plant and equipment	2,463		10,792
Investments and other assets	2		17,030
Current liabilities	129		5,748
Long-term liabilities	¥ 874		¥ 994

[1]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,677 million, "Current portion of long-term debt" totaling ¥1,825 million and "Long-term debt" totaling ¥87,338 million, respectively.
[2]	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥250,824 million.
[3]	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop real estate for rental included "Land" totaling ¥135,531 million, "Current portion of long-term debt" totaling ¥25,143 million and "Long-term debt" totaling ¥84,838 million, respectively.
[4]	"Current portion of long-term debt" and "Long-term debt" are secured by the Company's land and buildings totaling ¥285,632 million.